Annual Fund Operating Expenses - Ultra Short-Term Bond Fund	May 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver/ Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver/ Reimbursement from Adviser	(0.07%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	108.47%
Total Annual Fund Operating Expenses	108.95%
Fee Waiver/ Reimbursement from Adviser	(108.95%)
Total Annual Fund Operating Expenses after Reimbursement
R6 Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver/ Reimbursement from Adviser	(0.12%)
Total Annual Fund Operating Expenses after Reimbursement